Deferred Compensation Plan for Certain Directors	12 Months Ended
Dec. 31, 2022
Deferred Compensation Plan for Certain Directors
Deferred Compensation Plan for Certain Directors

Note 16.  Deferred Compensation Plan for Certain Directors

The Company maintains a directors’ deferred compensation plan.  Participants are general unsecured creditors of the Company with respect to these benefits.  The benefits accrued under this plan were $33,000 at December 31, 2022 and 2021 and consist of funds for three directors.  These funds do not accrue interest, and will be paid out upon retirement from the Board.